Business acquisitions and development projects	12 Months Ended
Dec. 31, 2012
Business acquisitions and development projects
3.	Business acquisitions and development projects

(a)	Acquisition of New Hampshire electric and gas utilities

On July 3, 2012, Liberty Utilities acquired 100% of the common shares of Granite State Electric Company, a regulated electric utility, and EnergyNorth Natural Gas Inc. (“EnergyNorth”) a regulated natural gas utility for total cash consideration of $299,501 (U.S. $295,805) subject to final closing adjustments.

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

	Granite State	EnergyNorth	Total
Cash	$395	$—	$395
Restricted cash	3,314	—	3,314
Working capital	1,778	25,255	27,033
Property, plant and equipment	86,935	256,305	343,240
Regulatory assets	32,068	87,203	119,271
Deferred financing	31	—	31
Other assets	172	83	255
Goodwill	—	27,580	27,580
Customer deposits	(661)	(962)	(1,623)
Long-term debt	(15,187)	—	(15,187)
Other long-term liabilities	(1,193)	(4,493)	(5,686)
Advances in aid of construction	—	(86)	(86)
Derivative liabilities	—	(2,601)	(2,601)
Regulatory liabilities	(5,494)	(27,572)	(33,066)
Pension and OPEB	(19,108)	(29,197)	(48,305)
Environmental obligation	—	(54,431)	(54,431)
Deferred income tax liabilities, net	—	(60,633)	(60,633)

	$83,050	$216,451	$299,501
Less: Cash acquired	(395)	—	(395)

Total net assets acquired	$82,655	$216,451	$299,106

The determination of the fair value of assets and liabilities acquired has been based upon management’s preliminary estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed. The Company has not completed the fair value measurements. In addition, the purchase agreements provides for a final purchase price adjustment based on final agreed working capital and rate base balances at the acquisition date. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the consideration paid and the fair value of the assets acquired and liabilities assumed. The actual fair values of the assets acquired and liabilities assumed may differ from the amounts above.

Goodwill represents the excess of the fair value of the consideration paid over the fair value of net identifiable assets acquired. The contributing factors to the amount recorded as goodwill include expected future cash flows, potential operational synergies, the utilization of technology, and cost savings opportunities in the delivery of certain shared administrative and other services. The goodwill related to EnergyNorth and Granite State has been allocated to the Liberty Utilities (East) segment.

Property, plant & equipment are amortized in accordance with regulatory requirements which are generally over the estimated useful lives of the assets using the straight line method. The weighted average life of the acquired assets of EnergyNorth and Granite State are 40 years and 28 years respectively.

All transaction costs related to the acquisition have been expensed through the Consolidated Statement of Operations.

Granite State and EnergyNorth contributed revenue of $86,993 and a net loss of $354 to the Company’s results in 2012. Pro forma financial information is disclosed in note 3(c).

(b)	Acquisition of Midwest Gas Utilities

On August 1, 2012, Liberty Utilities acquired certain regulated natural gas distribution utility assets (the “Midwest Gas Utilities”) located in Missouri, Iowa, and Illinois. The total purchase price for the Midwest Utilities was approximately $128,890 (U.S. $128,223), subject to final closing adjustments.

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed at the acquisition date:

Working capital and restricted cash	$7,130
Property, plant and equipment	123,631
Regulatory assets	146
Deferred income tax assets, net	9,215
Goodwill	25,162
Current portion of long-term liabilities	(1,841)
Current portion of derivative liabilities	(547)
Advances in aid of construction	(276)
Regulatory liabilities	(28,581)
Pension and OPEB	(5,149)

Total net assets acquired	$128,890

The determination of the fair value of assets and liabilities acquired has been based upon management’s preliminary estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed. The Company has not completed the fair value measurements. In addition, the purchase agreements provides for a final purchase price adjustment based on final agreed working capital and rate base balances at the acquisition date. The Company will continue to review information and perform further analysis prior to finalizing the fair value of the consideration paid and the fair value of the assets acquired and liabilities assumed. The actual fair values of the assets acquired and liabilities assumed may differ from the amounts above.

Goodwill represents the excess of the fair value of the consideration paid over the fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include expected future cash flows, potential operational synergies, the utilization of technology, and cost savings opportunities in the delivery of certain shared administrative and other services. The goodwill related to Midwest Gas Utilities has been allocated to the Liberty Utilities (Central) segment.

Property, plant & equipment are amortized in accordance with regulatory requirements over the estimated useful life of the asset using the straight line method. The weighted average life is 30 years.

All transaction costs related to the acquisition have been expensed through the Consolidated Statement of Operations.

Midwest Gas Utilities contributed revenue of $25,936 and net earnings of $1,229 to the Company’s results in 2012. Pro forma financial information is disclosed in note 3 (c).

(c)	Pro forma financial information

The supplemental pro forma financial information below was prepared using the acquisition method of accounting and is based on the historical financial information of APUC, Granite State, EnergyNorth and the Midwest Gas Utilities, reflecting results of operations for the years ended December 31, 2012 and 2011 on a comparative basis as though the aforementioned companies were combined as of the beginning of fiscal year 2011. The estimated acquirees’ pre-acquisition results have been added to APUC’s historical results, and the totals have been adjusted for the pro forma effects of acquisition-related costs, interest expense related to the financing of the business combinations, and related income taxes.

Pro forma	2012	2011
Total revenue	$521,538	$574,618
Net earnings attributable to APUC	22,584	33,328
Basic net earnings per share	0.14	0.23
Diluted net earnings per share	0.14	0.23

The above unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what the results would have been had the acquisition closed on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.

(d)	Acquisition of U.S. wind farms

On July 1, 2012, APCo acquired a 51% controlling interest in the Pennsylvania based 50MW Sandy Ridge Wind Project (“Sandy Ridge”) for approximately $30,121 (U.S. $29,749). In October, APCo acquired an additional 7.75% interest for U.S. $4,521.

On December 10, 2012, APCo acquired a 58.75% controlling interest in both the 150 MW Senate Wind Project (“Senate”) in Texas and the 200 MW Minonk Wind Project (“Minonk”) in Illinois for approximately $87,646 (U.S. $88,801) and $143,652 (U.S. $145,544), respectively. On the same date, APCo acquired an additional 1.25% interest in all three projects bringing the total interest to 60% for additional consideration of U.S. $ 3,100.

The three wind projects are being acquired through Wind Portfolio Holdings LLC., a newly formed partnership whose members include Class B members consisting of APCo, through one of its subsidiaries, (holding a 60% controlling Class B interest) and Gamesa Corporación Tecnológica, S.A. (“Gamesa”), the original developer of the projects, (holding a 40% interest in Class B membership units) and certain Class A equity investors. In exchange for the cash contributed, the Class A members will receive a portion of the economic attributes of the facility, including Production Tax Credits, allocated taxable income or loss and cash distributions, until the date they achieve the targeted internal rate of return (the ‘Flip Date’) on their investment. Pursuant to the allocation rules specified in the LLC operating agreement, all operating cash flow is allocated to the Class B members until the earlier of a fixed date, or when the Class B members recover the amount of invested Class B capital. This is expected to occur between five to seven years from the initial closing date. Thereafter, 65% of operating cash flow is allocated to the Class A members until the Flip Date, which is expected to occur between eight and ten years from the initial closing date. After the initial year until the Flip Date, substantially all of the taxable income and benefits generated by the partnerships are allocated to the Class A members, with any remaining benefits allocated to the Class B members.

The following table summarizes the assets acquired and liabilities assumed at the acquisition dates. The equity interests show APCo’s total interest of 60% to reflect the nature of the transaction:

	Sandy Ridge	Senate	Minonk	Total
Cash	$1,365	$5,336	$16,528	$23,229
Property, plant and equipment	87,278	287,111	380,744	755,133
Derivative asset (liability)	1,655	(8,639)	3,736	(3,248)
Working capital	(1,365)	(5,336)	(16,528)	(23,229)
Asset retirement obligation	(1,662)	(1,697)	(2,262)	(5,621)

Total net assets acquired	$87,271	$276,775	$382,218	$746,264

Equity interests:
APCo Class B membership interest	$35,169	$88,748	$145,151	$269,068
Additional paid in capital	192	919	1,250	2,361
Noncontrolling interests:
Class A members	28,211	127,590	137,703	293,504
Class B members	23,699	59,518	98,114	181,331

	$87,271	$276,775	$382,218	$746,264

Property, plant & equipment are amortized on a straight line basis over the lives of the assets, which have a weighted average life of 32 years.

All transaction costs related to the acquisition have been expensed through the Consolidated Statement of Operations.

The contribution of the U.S. wind farms to the Company’s results in 2012 was as follows:

	Revenue	Net earnings/(Loss)
Sandy Ridge	$2,132	$(353)
Senate	1,179	50
Minonk	785	(146)

	$4,096	$(449)

The disclosure of pro forma revenue and net earnings is impracticable as there is no historical financial information since APCo acquired the wind farms shortly after commencement of commercial operations.

(e)	Acquisition of noncontrolling interest in Calpeco

On December 21, 2012, APUC acquired the 49.999% interest in Calpeco from Emera Inc.(“Emera”) for $38,756 which was funded by the proceeds of common share subscription receipts (note 14(a)(iii)). The impact on the Company’s Consolidated Balance Sheet was as follows:

Elimination of noncontrolling interest (net of intercompany balance of $1,297 with Emera)	$33,726
Noncontrolling interest portion of currency translation adjustment transferred to AOCI	1,397
Accumulated deficit	3,633

Exercise of subscription receipts	$38,756

(f)	Acquisition of solar energy project

On January 4, 2012, APCo acquired rights to develop a 10 MWac solar project located near Cornwall, Ontario which has been granted a Feed-in-Tariff contract by the Ontario Power Authority for a 20 year term at a rate of $443/MWh. The consideration for the development rights is $4,500 plus additional contingent consideration of $3,500 based on achieving certain construction milestones. As at December 31, 2012, the Company has paid a total of $2,000 based on achieved milestones. The transaction has been recorded as a purchase of intangible assets.

(g)	Acquisition of Shady Oaks wind power facility

Subsequent to year-end, effective January 1, 2013, APCo acquired the 109.5 MW Sandy Oaks wind powered generating facility by assuming the existing long-term debt of approximately U.S. $150 million for no additional cash. The purchase agreement provides for final purchase price adjustments based on working capital at the acquisition date, energy generated by the project and basis differences between the relevant node and hub prices. The energy and basis related price adjustment will be based on the project’s experience from January 1, 2013 to June 30, 2014.

The current portion of the long-term debt of U.S. $25,000 and U.S. $3,000 are payable on June 30 and November 15, 2013, respectively. The semi-annual principal repayment schedule for the following 11 years ranges from $3,000 to $6,000 with a final repayment of U.S. $20,000 in 2025. This debt may be repaid in whole or in part at anytime without penalty and bears interest at Libor plus 280 basis points.

All costs related to the acquisition have been expensed through the Consolidated Statement of Operations.

Based on the timing of the completion of this acquisition in relation to the date of issuance of the financial statements, the initial allocation of the consideration paid has not been completed.

(h)	Agreement to acquire Regulated Gas Utility in Georgia

On August 8, 2012, Liberty Utilities entered into an agreement with Atmos Energy Corporation (“Atmos”) to acquire certain regulated natural gas distribution utility assets (the “Georgia Utility”) located in the State of Georgia. Total purchase price for the Georgia Utility is approximately U.S. $140,660, subject to certain working capital and other closing adjustments. Regulatory approval was obtained in February 2013 and the acquisition is expected to close on or about April 1, 2013.

(i)	Acquisition of Arkansas Regulated Water Utility

Subsequent to year-end, on February 1, 2013, Liberty Utilities acquired United Water Arkansas Inc. a regulated water distribution utility (the “Arkansas Utility”) located in Pine Bluff, Arkansas. Total purchase price for the Arkansas Utility is approximately U.S. $27,600, subject to certain working capital and other closing adjustments.

All costs related to the acquisition have been expensed through the Consolidated Statement of Operations.

Based on the timing of the completion of this acquisition in relation to the date of issuance of the financial statements, the initial allocation of the consideration paid has not been completed.

(j)	Agreement to acquire New England Gas Company

Subsequent to year-end, on February 11, 2013, Liberty Utilities entered into an agreement with The Laclede Group, Inc. to assume the rights to purchase the assets of New England Gas Company (“New England Gas”) located in the State of Massachusetts. Total purchase price for the New England Gas is approximately U.S. $74,000, subject to certain working capital and other closing adjustments. Closing of the transaction is subject to certain conditions including state and federal regulatory approval, and is expected to occur in the second half of 2013.